Right of Use Asset and Lease Liability - Schedule of lease liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [Line Items]
Lease payments made			$ (1,522)	$ (1,397)
Interest expense on lease liabilities	$ 114	$ 135	229	280
Less: current portion	(2,873)		(2,873)		$ (2,525)
Non-current portion	4,878		4,878		5,728
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance			8,253	$ 10,468	10,468
Lease payments made			(1,522)		(2,855)
Additions			432
Lease modification			117
Adjustment for change in variable payments based on rate or index					287
Interest expense on lease liabilities			229		533
Foreign exchange			242		(180)
Ending balance	7,751		7,751		$ 8,253
Less: current portion	(2,873)		(2,873)
Non-current portion	$ 4,878		$ 4,878